Income and Social Contribution Taxes (Details) - Schedule of Income and Social Contribution Tax Expenses - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income and Social Contribution Tax Expenses [Abstract]
Income before income and social contribution taxes		R$ 281,709	R$ 637,317	R$ 298,131
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (95,781)	R$ (216,688)	R$ (101,365)
Share of loss in a Joint Venture		(24)	(11)	4
Management bonus		(639)	(2,805)	(2,795)
Share-based incentive plan - ILPA
Nondeductible expenses				(6)
Fair value variation of accounts receivable from sale of farms		5,821	(1,322)
Net effect of profit taxed abroad		(1,459)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue	[1]	81,133	92,226	53,717
Recognition of deferred taxes	[2]			73,888
Other permanent addition/exclusion		(2,224)	11,383	(3,928)
Income and social contribution taxes for the year		(13,173)	(117,217)	19,515
Current		(53,224)	(41,023)	(31,021)
Deferred		40,051	(76,194)	50,536
Income and social contribution taxes for the year		R$ (13,173)	R$ (117,217)	R$ 19,515
Effective tax rate		(5.00%)	(18.00%)	7.00%

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.
[2]	Refers to deferred tax assets related to tax losscarryfoward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.